SUPPLEMENTAL CASH FLOW INFORMATION - Supplemental Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Change in non-cash working capital
Decrease (increase) in accounts receivable	$ (5,831)	$ (7,468)
Decrease (increase) in inventory	(4,937)	6,291
Decrease (increase) in prepaid expenses and current assets	942	60
Decrease (increase) in accounts payable and accrued liabilities	43,425	9,276
Change in non-cash working capital	33,599	8,159
Investing and financing non-cash transactions
Plant and equipment acquired through finance lease	8,589	24,963
Accounts payable related to capital projects
Accounts payable related to mining interests	12,297	0
Accounts payable related to plant and equipment	$ 6,209	$ 0